Contract Assets - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contract assets [line items]
Less: non-current portion included in other non-current assets	¥ (2,099)	¥ (1,560)
Current contract assets	6,551	3,841
Contract assets [member]
Disclosure of contract assets [line items]
Contract assets	8,972	5,646
Loss allowance	(322)	(245)
Total Contract assets	8,650	5,401
Less: non-current portion included in other non-current assets	(2,099)	(1,560)
Current contract assets	¥ 6,551	¥ 3,841